Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivable
	December 31,	December 31,
	2022	2021
Accounts receivable	$28,383,755	$38,138,683
Less: allowance for expected credit losses	(21,100,189)	(24,335,316)
	$7,283,566	$13,803,367